Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Professional fees related paty	$ 384,806	$ 544,040	$ 2,082,079	$ 2,269,756
Related Party [Member]
Related Party Transaction [Line Items]
Professional fees related paty	$ 161,000	$ 103,200	$ 172,800	$ 410,400